Employee Benefits - Changes in Fair Value of Plan Assets (Detail) - Fair value of plan assets [member] - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning balance	₩ 1,550,063	₩ 1,466,977
Expected return on plan assets	41,826	48,184
Remeasurements (before tax)	(8,824)	(22,195)
Contributions by employer directly to plan assets	186,641	212,224
Benefit payments	(82,266)	(80,690)
Net transfers from (to) related parties	280
Curtailment of plans	(80,467)	(74,437)
Ending balance	₩ 1,607,253	₩ 1,550,063